Schedule of Warrants to Purchase Common Stock Outstanding (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Range of exercise price	$ 1.60
Range of exercise price	$ 6.00
Shares underlying warrants outstanding | shares	169,304
Weighted average exercise price	$ 4.59
Shares underlying warrants exercisable | shares	79,926
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Range of exercise price	$ 6.00
Range of exercise price	$ 7.50
Shares underlying warrants outstanding | shares	477,251
Weighted average remaining contractual life	6 years 7 months 24 days
Weighted average exercise price	$ 6.83
Shares underlying warrants exercisable | shares	477,251
Shares underlying warrants exercisable weighted average exercise price	$ 6.83